UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03503
UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Item 1.  Schedule of Investments

UBS RMA Money Market Portfolio

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—13.43%
225,000	Federal Farm Credit Bank	04/01/05	2.780 to 2.800*	225,007,280
316,000	Federal Home Loan Bank	04/04/05 to 04/05/05	2.445 to 2.447*	315,911,570
557,250	Federal Home Loan Bank	04/22/05 to 10/21/05	1.305 to 2.250	557,116,024
85,000	Federal Home Loan Mortgage Corp.	06/27/05	2.810@	84,422,779
312,500	Federal National Mortgage Association	05/23/05 to 09/30/05	1.750 to 2.300	312,500,000
Total U.S. Government Agency Obligations (cost—$1,494,957,653)				1,494,957,653

Bank Note—0.90%
Banking-U.S.—0.90%
100,000	Fifth Third Bank (cost—$100,003,842)	04/01/05	2.803*	100,003,842

Time Deposit—1.59%
Banking-Non-U.S.—1.59%
177,000	Danske Bank, Grand Cayman Islands (cost—$177,000,000)	04/01/05	2.844	177,000,000

Certificates of Deposit—25.79%
Non-U.S.—16.36%
274,500	Barclays Bank PLC	06/13/05 to 06/30/05	2.930 to 3.020	274,500,000
50,000	BNP Paribas	04/01/05	2.785*	49,999,316
75,000	BNP Paribas	07/01/05	3.020	75,000,000
125,000	Credit Suisse First Boston	04/25/05	2.695	125,000,000
125,000	Danske Bank A/S	05/23/05	2.780	125,000,000
75,000	Dexia Bank NY	04/25/05	2.700	75,000,000
193,000	Fortis Bank NV	06/20/05	2.630	193,000,000
274,000	Natexis Banque Populaires	05/04/05 to 09/15/05	2.680 to 3.190	274,000,000
150,000	Nordea Bank Finland	05/02/05 to 05/09/05	2.680 to 2.695	150,000,000
175,000	Societe Generale	04/05/05 to 04/11/05	2.673 to 2.700*	174,995,395
109,000	Toronto-Dominion Bank	06/01/05	2.940	109,000,000
196,500	UniCredito Italiano SpA	06/24/05	2.995*	196,480,825
				1,821,975,536
U.S.—9.43%
275,000	American Express Centurion Bank	04/04/05 to 04/25/05	2.650 to 2.780	275,000,000
275,000	First Tennessee Bank N.A. (Memphis)	05/04/05 to 06/20/05	2.700 to 2.990	275,000,000
145,000	Harris Trust & Savings Bank	04/01/05	2.800*	145,000,000
80,000	HSBC Bank USA, Inc.	04/22/05	1.555	80,000,000
125,000	Washington Mutual Bank	05/02/05	2.810	125,000,000
150,000	Wells Fargo Bank N.A.	04/11/05	2.790	150,000,000
				1,050,000,000
Total Certificates of Deposit (cost—$2,871,975,536)				2,871,975,536

Commercial Paper@—45.86%
Asset Backed-Auto & Truck—1.38%
154,000	New Center Asset Trust	05/16/05 to 05/18/05	2.870 to 2.880	153,430,906

Asset Backed-Miscellaneous—17.19%
268,000	Amsterdam Funding Corp.	04/07/05 to 04/18/05	2.660 to 2.780	267,741,670
201,788	Barton Capital Corp.	04/05/05 to 04/20/05	2.580 to 2.800	201,656,489
258,672	Falcon Asset Securitization Corp.	04/08/05 to 04/25/05	2.790	258,324,106
179,518	Giro Multi-Funding Corp.	04/15/05 to 04/20/05	2.750 to 2.790	179,306,669
76,000	Old Line Funding Corp.	04/04/05	2.600	75,983,533
270,000	Preferred Receivables Funding Corp.	04/07/05 to 04/14/05	2.680 to 2.730	269,771,567
187,254	Ranger Funding Co. LLC	04/15/05 to 04/18/05	2.750 to 2.780	187,029,409
55,000	Thunderbay Funding	04/14/05	2.750	54,945,382
195,000	Variable Funding Capital Corp.	04/07/05 to 04/14/05	2.680 to 2.710	194,862,365
50,000	Windmill Funding Corp.	04/18/05	2.760	49,934,833
175,000	Yorktown Capital LLC	04/20/05	2.800	174,741,389
				1,914,297,412
Asset Backed-Securities—10.45%
156,500	CC (USA), Inc.	05/18/05 to 06/08/05	2.750 to 2.890	155,751,260
81,500	Dorada Finance, Inc.	05/03/05	2.680	81,305,849
120,000	Galaxy Funding, Inc.	06/23/05 to 06/27/05	3.000	119,146,667
50,000	Giro Funding U.S. Corp.	04/06/05	2.680	49,981,389
285,000	Grampian Funding LLC	04/27/05 to 05/17/05	2.640 to 2.730	284,244,097

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

46,000	K2 (USA) LLC	08/30/05	3.060	45,409,590
228,542	Scaldis Capital LLC	05/16/05 to 06/22/05	2.740 to 2.970	227,320,098
200,238	Solitaire Funding LLC	04/01/05 to 05/03/05	2.640 to 2.800	199,989,111
				1,163,148,061

Banking-Non-U.S.—3.45%
150,000	Banque et Caisse d’Epargne de L’Etat	05/13/05	2.710	149,525,750
235,500	Depfa Bank PLC	04/19/05 to 05/16/05	2.640 to 2.740	234,978,557
				384,504,307
Banking-U.S.—5.46%
158,900	CBA (Delaware) Finance, Inc.	05/09/05 to 06/30/05	2.680 to 2.990	158,046,742
232,000	Dexia Delaware LLC	04/15/05 to 05/31/05	2.625 to 2.905	231,190,042
79,000	ING (US) Funding LLC	06/08/05	2.890	78,568,748
140,000	Stadshypotek Delaware, Inc.	04/12/05	2.620	139,887,922
				607,693,454
Brokerage—4.01%
187,000	Bear Stearns Cos., Inc.	04/07/05	2.670	186,916,785
200,000	Citigroup Global Markets Holdings, Inc.	04/04/05 to 04/05/05	2.570 to 2.780	199,942,958
60,000	Goldman Sachs Group, Inc.	04/06/05	2.800	59,976,667
				446,836,410
Finance-Captive Automotive—1.70%
190,000	Toyota Motor Credit Corp.	05/03/05	2.650 to 2.730	189,546,044
Finance-NonCaptive Diversified—1.78%
199,500	General Electric Capital Corp.	05/11/05 to 08/15/05	2.380 to 2.930	198,134,201
Utilities-Other—0.44%
49,500	RWE AG	06/14/05	2.950	49,199,837
Total Commercial Paper (cost—$5,106,790,632)				5,106,790,632

Short-Term Corporate Obligations—11.82%
Asset Backed-Securities—3.41%
106,000	Dorada Finance, Inc.**	03/10/06	3.500	105,995,019
173,900	K2 (USA) LLC**	04/13/05 to 04/18/05	2.760 to 2.810*	173,900,496
100,000	Links Finance LLC**	11/14/05	2.68	100,000,000
				379,895,515
Banking-Non-U.S.—1.55%
173,000	HBOS Treasury Services PLC**	04/01/05	2.710*	173,000,000
Banking-U.S.—1.30%
145,000	Wells Fargo & Co.	04/14/05	2.870*	145,000,000
Brokerage—2.38%
265,000	Morgan Stanley	04/01/05	2.865 to 2.945*	265,000,000
Finance-Captive Automotive—1.02%
113,000	Toyota Motor Credit Corp.	04/01/05	2.800*	113,000,000
Finance-NonCaptive Consumer—1.80%
200,000	Household Finance Corp.	04/05/05 to 04/25/05	2.706 to 2.810*	200,000,000
Finance-NonCaptive Diversified—0.36%
40,000	General Electric Capital Corp.	04/11/05	2.860*	40,000,000
Total Short-Term Corporate Obligations (cost—$1,315,895,515)				1,315,895,515

Number of Shares (000)
Money Market Funds†—0.55%
14,954	AIM Liquid Assets Portfolio	2.673	14,954,285
46,651	BlackRock Provident Institutional TempFund	2.618	46,650,912
Total Money Market Funds (cost—$61,605,197)			61,605,197
Total Investments (cost—$11,128,228,375 which approximates cost for federal income tax purposes) (1)—99.94%			11,128,228,375
Other assets in excess of liabilities—0.06%			6,598,366
Net Assets (applicable to 11,136,409,501 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			11,134,826,741

*                                         Variable rate securities–maturity dates reflect earlier of reset dates or stated maturity dates.  The interest rates shown are the current rates as of March 31, 2005, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 4.97% of net assets as of March 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at March 31, 2005.

(1)                                  Investments are valued at amortized cost, which approximates market value, unless the Portfolio’s Board of Directors determines that this does not represent fair value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	77.0
France	5.2
United Kingdom	4.0
Belgium	2.4
Germany	2.1
Italy	1.8
Grand Cayman Islands	1.6
Finland	1.4
Luxembourg	1.3
Denmark	1.1
Switzerland	1.1
Canada	1.0
Total	100.0

Weighted average maturity — 42 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2004.

UBS RMA U.S. Government Portfolio

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Obligations—42.87%
330,000	U.S. Treasury Bills (1)	04/14/05 to 08/25/05	2.275 to 2.845@	328,639,497
25,000	U.S. Treasury Bills (1)	06/09/05	2.350@	24,887,396
140,000	U.S. Treasury Notes (1)	04/30/05 to 12/31/05	1.625 to 1.875	139,441,386
Total U.S. Government Obligations (cost—$492,968,279)				492,968,279

Repurchase Agreements—55.99%
50,000	Repurchase Agreement dated 03/31/05 with Bank of America, collateralized by $51,726,000 U.S. Treasury Bills, zero coupon due 09/15/05; (value-$51,000,801); proceeds: $50,003,500	04/01/05	2.520	50,000,000
200,000	Repurchase Agreement dated 03/31/05 with Bear Stearns & Co., collateralized by $24,815,000 U.S. Treasury Bills, zero coupon due 09/15/05 and $124,089,000 U.S. Treasury Bonds, 8.750% due 05/15/20; (value-$204,015,566); proceeds: $200,014,333	04/01/05	2.580	200,000,000
143,800	Repurchase Agreement dated 03/31/05 with Goldman Sachs Group, Inc., collateralized by $147,359,000 U.S. Treasury Notes, 2.250% due 04/30/06; (value-$146,676,044); proceeds: $143,810,585	04/01/05	2.650	143,800,000
250,000	Repurchase Agreement dated 03/31/05 with Morgan Stanley, collateralized by $235,787,000 Treasury TIPS, 2.375% due 01/15/25; (value-$255,001,083); proceeds: $250,018,250	04/01/05	2.500 to 2.660	250,000,000
8	Repurchase Agreement dated 03/31/05 with State Street Bank & Trust Co., collateralized by $1,658 U.S. Treasury Bills, zero coupon due 04/28/05 to 08/04/05, $1,575 U.S. Treasury Bonds, 7.500% to 9.250% due 02/15/16 to 02/15/25 and $4,394 U.S. Treasury Notes, 2.250% due 04/30/06; (value—$8,170); proceeds: $8,001	04/01/05	2.350	8,000
Total Repurchase Agreements (cost—$643,808,000)				643,808,000

Number of Shares (000)
Money Market Fund†—1.12%
12,896	AIM Short-Term Investment Trust Treasury (cost—$12,896,445)	2.469	12,896,445

Principal Amount ($ 000)
Investments of Cash Collateral from Securities Loaned-2.65%
Repurchase Agreement—2.63%
30,256	Repurchase Agreement dated 03/31/05 with Deutsche Bank Securities, Inc., collateralized by $55,431,000 U.S Treasury Bond Strips, 8.750% due 05/15/17; (value—$30,861,209); proceeds: $30,258,271 (cost—$30,256,069)	04/01/05	2.620	30,256,069

Number of Shares (000)
Money Market Fund†—0.02%
170	AIM Treasury Portfolio (cost—$170,057)	2.469	170,057
Total Investments of Cash Collateral from Securities Loaned (cost—$30,426,126)			30,426,126
Total Investments (cost—$1,180,098,850 which approximates cost for federal income tax purposes) (2) (3) —102.63%			1,180,098,850
Liabilities in excess of other assets—(2.63)%			(30,278,135)
Net Assets (applicable to 1,150,392,462 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			1,149,820,715

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at March 31, 2005.
TIPS	Treasury Inflation Indexed Securities
(1)	Security, or portion thereof, was on loan at March 31, 2005.
(2)	Investments are valued at amortized cost, which approximates market value, unless the Portfolio’s Board of Directors determines that this does not represent fair value.
(3)

Includes $373,374,156 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $30,426,126. In addition, the custodian held U.S. government agency securities having an aggregate market value of $352,093,353 as collateral for portfolio securities loaned as follows:

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Market Value ($)
24,100	Federal Home Loan Bank	09/02/08	5.800	25,304,566
25,800	Federal Home Loan Mortgage Corporation	02/28/06	2.000	25,460,291
25,185	Federal Home Loan Mortgage Corporation	11/15/13	4.875	25,680,313
59,850	Federal National Mortgage Association	02/15/06	5.500	61,186,929
24,775	Federal National Mortgage Association	06/15/06	5.250	25,560,566
20,225	Federal National Mortgage Association	07/12/06	3.250	20,184,813
23,300	Federal National Mortgage Association	10/15/07	6.625	25,380,667
49,437	Federal National Mortgage Association	02/15/08	5.750	51,811,805
21,180	Federal National Mortgage Association	02/15/09	3.250	20,374,376
9,200	Federal National Mortgage Association	06/15/09	6.375	10,022,489
56,250	Federal National Mortgage Association	09/15/09	6.625	61,126,538
				352,093,353

Weighted average maturity — 38 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2004.

UBS Retirement Money Fund

SCHEDULE OF INVESTMENTS - March 31, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—13.78%
100,000	Federal Home Loan Bank	04/04/05 to 04/05/05	2.445 to 2.641*	99,971,706
108,000	Federal Home Loan Bank	04/29/05 to 10/21/05	1.350 to 2.250	107,973,985
25,000	Federal Home Loan Mortgage Corp.	04/26/05	2.200@	24,961,806
60,000	Federal National Mortgage Association	05/23/05 to 09/30/05	1.750 to 2.300	60,000,000
Total U.S. Government Agency Obligations (cost—$292,907,497)				292,907,497

Bank Note—2.73%
Non-U.S.—2.73%
58,000	Abbey National Treasury Services PLC** (cost—$58,031,150)	04/18/05	2.700*	58,031,150
Certificates of Deposit—21.02%
Non-U.S.—14.01%
60,000	Barclays Bank PLC	06/13/05 to 06/30/05	2.930 to 3.020	60,000,000
52,000	BNP Paribas	07/25/05	3.070	52,000,000
55,000	Calyon Corporate & Investment Bank	06/21/05	2.650	55,000,000
20,000	Fortis Bank NV	04/08/05	2.680	20,000,000
40,000	Natexis Banque Populaires	08/18/05	2.980	40,000,000
13,000	Rabobank Nederland	05/26/05	2.790*	12,998,331
58,000	UniCredito Italiano SpA	06/20/05 to 06/24/05	2.988 to 2.995*	57,988,284
				297,986,615
U.S.—7.01%
14,000	American Express Centurion Bank	04/12/05	2.690	14,000,000
53,000	First Tennessee Bank N.A. (Memphis)	05/04/05 to 06/20/05	2.700 to 2.990	53,000,000
35,000	Harris Trust & Savings Bank	04/01/05	2.800*	35,000,000
37,000	Washington Mutual Bank FA	04/08/05	2.670	36,999,345
10,000	Wells Fargo Bank N.A.	04/01/05	2.550*	10,000,000
				148,999,345
Total Certificates of Deposit (cost—$446,985,960)				446,985,960

Commercial Paper@—46.66%
Asset Backed-Auto & Truck—2.51%
53,500	New Center Asset Trust	04/26/05 to 05/10/05	2.730 to 2.830	53,375,758

Asset Backed-Banking—1.86%
40,000	Atlantis One Funding	08/11/05	2.895	39,575,400

Asset Backed-Miscellaneous—18.14%
40,000	Amsterdam Funding Corp.	04/07/05	2.660	39,982,267
59,000	Barton Capital Corp.	04/06/05 to 04/15/05	2.670 to 2.740	58,950,332
50,000	Falcon Asset Securitization Corp.	04/04/05	2.580	49,989,250
64,000	Giro Multi-Funding Corp.	04/20/05 to 04/22/05	2.800	63,899,355
15,101	Old Line Funding Corp.	04/18/05	2.780	15,081,176
20,054	Thunderbay Funding	04/07/05	2.670	20,045,076
10,991	Triple A One Funding	04/11/05	2.720	10,982,696
53,000	Variable Funding Capital Corp.	04/07/05 to 04/14/05	2.680 to 2.710	52,966,751
25,000	Windmill Funding Corp.	04/13/05	2.690	24,977,583
48,867	Yorktown Capital LLC	04/14/05	2.740	48,818,649
				385,693,135
Asset Backed-Securities—9.81%
10,000	Dorada Finance, Inc.**	05/06/05	2.690	9,973,847
40,000	Giro Funding US Corp.	04/15/05	2.760	39,957,067
60,000	Grampian Funding LLC	05/17/05	2.730	59,790,700
45,500	K2 (USA) LLC	04/04/05 to 08/30/05	2.650 to 3.065	45,401,506
53,449	Solitaire Funding LLC	04/29/05 to 05/09/05	2.680 to 2.700	53,315,654
				208,438,774
Banking-Non-U.S.—1.78%
38,000	Banque et Caisse d’Epargne de L’Etat	05/26/05	2.890	37,832,220
Banking-U.S.—3.64%
35,000	ING (US) Funding LLC	06/06/05	2.850	34,817,125
42,500	San Paolo IMI U.S. Financial Co.	04/01/05	2.850	42,500,000
				77,317,125

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Brokerage—8.92%
50,000	Bear Stearns Cos., Inc.	04/07/05 to 05/12/05	2.670 to 2.720	49,924,695
46,756	Citigroup Global Markets Holdings, Inc.	06/10/05	2.960	46,486,893
40,000	Credit Suisse First Boston USA, Inc.	05/09/05	2.690	39,886,422
53,500	Goldman Sachs Group, Inc.	05/16/05	2.840	53,310,075
				189,608,085
Total Commercial Paper (cost—$991,840,497)				991,840,497

Short-Term Corporate Obligations—12.26%
Asset Backed-Securities—0.94%
10,000	Dorada Finance, Inc.**	03/10/06	3.500	9,999,530
10,000	Links Finance LLC**	11/14/05	2.680	10,000,000
				19,999,530
Automotive OEM—2.05%
43,500	American Honda Finance Corp.**	05/23/05	2.910*	43,528,406
Banking-Non-U.S.—2.35%
50,000	HBOS Treasury Services PLC**	04/01/05	2.710*	50,000,000

Banking-U.S.—1.41%
30,000	Wells Fargo & Co.	04/14/05	2.870*	30,000,000

Brokerage—1.88%
40,000	Morgan Stanley	04/01/05 to 04/15/05	2.865 to 2.930*	40,009,011

Energy-Integrated—0.47%
10,000	BP Capital Markets PLC	04/29/05	4.000	10,020,179

Finance-Captive Automotive—1.98%
42,000	Toyota Motor Credit Corp.	04/01/05 to 04/25/05	2.785 to 2.800*	41,996,971

Finance-NonCaptive Diversified—1.18%
25,000	General Electric Capital Corp.	04/11/05	2.860*	25,000,000
Total Short-Term Corporate Obligations (cost—$260,554,097)				260,554,097

Repurchase Agreements—2.86%
60,700	Repurchase Agreement dated 03/31/05 with Deutsche Bank Securities, Inc., collateralized by $729,770 U.S. Treasury Bonds, 7.625% due 02/15/25, $54,061,245 U.S. Treasury Bond Strips, zero coupon due 02/15/08 to 11/15/15 and $5,940,128 U.S. Treasury Notes, 1.625% to 4.250% due 09/30/05 to 11/15/13; (value-$61,915,166); proceeds: $60,704,687	04/01/05	2.780	60,700,000
84	Repurchase Agreement dated 03/31/05 with State Street Bank & Trust Co., collateralized by $198,138 U.S. Treasury Bills, zero coupon due 04/28/05 to 08/04/05, $259,406 U.S. Treasury Bonds, 7.500% to 9.250% due 02/15/16 to 02/15/25 and $528,012 U.S. Treasury Notes, 2.250% due 04/30/06; (value-$85,789); proceeds: $84,005	04/01/05	2.350	84,000
Total Repurchase Agreements (cost—$60,784,000)				60,784,000

Number of Shares (000)
Money Market Funds†—0.69%
4,511	AIM Liquid Assets Portfolio	2.630	4,510,849
10,241	BlackRock Provident Institutional TempFund	2.655	10,240,590
29	UBS Private Money Market Fund LLC (1)	2.657	29,258
Total Money Market Funds (cost—$14,780,697)			14,780,697
Total Investments (cost—$2,125,883,898 which approximates cost for federal income tax purposes) (2)—100.00%			2,125,883,898
Liabilities in excess of other assets—0.00%			(44,949)
Net Assets (applicable to 2,125,663,513 shares of common stock outstanding equivalent to $1.00 per share)—100.00%			2,125,838,949

*	Variable rate securities- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2005, and reset periodically.
**

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.54% of net assets as of March 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at March 31, 2005.
(1)	Affiliated issuer. See table below for more information.

Security Description	Value at 06/30/04 ($)	Purchases During the Nine Months Ended 03/31/05 ($)	Sales During the Nine Months Ended 03/31/05 ($)	Value at 03/31/05 ($)	Income Earned from Affilate for the Nine Months Ended 03/31/05 ($)
UBS Private Money Market Fund LLC	0	20,836,921	20,807,663	29,258	183

(2)	Investments are valued at amortized cost, which approximates market value, unless the Fund’s Board of Directors determines that this does not represent fair value.
OEM	Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.1
United Kingdom	7.9
France	6.9
Italy	2.7
Luxembourg	1.8
Belgium	1.0
Netherlands	0.6
Total	100.0

Weighted average maturity — 42 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2004.

Item 2.  Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 27, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2005